Advertising Costs	12 Months Ended
Dec. 31, 2012
Disclosure Advertising Costs Additional Information [Abstract]
Advertising Costs	Advertising Costs Advertising costs are expensed in the year incurred and totaled $288 million, $245 million and $288 million in 2012, 2011 and 2010, respectively.